Organization and Principal Activities - Schedule of Group Reorganization and Details of the Subsidiary Companies (Details) - 6 months ended Mar. 31, 2025	USD ($)	CNY (¥)
Nifty Holdings [Member]
Schedule of Group Reorganization and Details of the Subsidiary Companies [Line Items]
Incorporated date	Nov. 23, 2021
Ownership	100.00%
Multi Ridge [Member]
Schedule of Group Reorganization and Details of the Subsidiary Companies [Line Items]
Incorporated date	Oct. 11, 2013
Ownership	100.00%
New Brand [Member]
Schedule of Group Reorganization and Details of the Subsidiary Companies [Line Items]
Incorporated date	Feb. 14, 2014
Ownership	100.00%
Registered capital value	$ 1,230,769	¥ 8,000,000